Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Schedule of trade and other receivables

	2024	2023
Receivables from third-party customers	$5,704	$9,987
Other receivables	3,895	488
Sales and income tax receivables	3,203	1,775
Less: Allowance for current expected credit losses (“CECL”)	(273)	(473)
	$12,529	$11,777

Schedule of current expected credit losses
	2024	2023
Opening CECL balance	$473	$253
Less: Removal of accounts receivables	(473)	(253)
Plus: Provision for CECL	273	473
	$273	$473